Financial Instruments and Risk Management - Liquidity risk (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments and Risk Management
Cash and cash equivalents	$ 18,799		$ 5,834	$ 4,085		$ 9,559	$ 7,433	$ 468
Equity	$ 21,829	$ 27,799	$ 7,038	$ 3,717	$ 6,763	$ 9,362	$ (931)	$ 2,550